Retirement Benefits (Assumptions Used To Determine Net Periodic Benefit Cost) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate at measurement date	4.50%	5.25%	5.75%
Expected return on plan assets	7.75%	8.00%	8.00%
Increase in future compensation	3.50%	3.50%	3.50%
Medical cost trend rate (initial)	0.00%	0.00%	0.00%
Medical cost trend rate (ultimate)	0.00%	0.00%	0.00%
Years to ultimate rate	0 years	0 years	0 years
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate at measurement date	4.50%	5.25%	5.75%
Expected return on plan assets	7.50%	7.75%	8.00%
Increase in future compensation	3.50%	3.50%	3.50%
Medical cost trend rate (initial)	5.50%	6.00%	6.50%
Medical cost trend rate (ultimate)	5.00%	5.00%	5.00%
Years to ultimate rate	1 year	2 years	3 years